INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD (Tables)	12 Months Ended
Dec. 31, 2024
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD
Schedule of investments accounted for using the equity method

	2024	2023
	$’000	$’000
Opening balance	—	2,863
Share of loss	—	(716)
Foreign Exchange Movement	—	89
Write Off of investment	—	(2,236)
Closing balance	—	—

Schedule of nature of investment in associates

Nature of investment in associates:

		% of
	Address of the	ownership	Nature of	Measurement
Name of entity	registered office	interest	relationship	method

Emergent Entertainment PLC Previously Pluto Digital plc)	Hill Dickinson LLP, 8th Floor The Broadgate Tower, 20 Primrose Street, London, United Kingdom, EC2A 2EW	19.5%	Refer below	Equity